Jan. 28, 2026
SIMT Tax-Free Conservative Income Fund | TAX-FREE CONSERVATIVE INCOME FUND - Class Y Prospectus
Investment Goal
Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from federal income taxes.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.34%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Tax-Free Conservative Income Fund — Class Y Shares	$35	$109	$191	$431

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Tax-Free Conservative Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in US dollar-denominated municipal securities that the Fund's sub-adviser (the Sub-Adviser) believes present minimal credit risks to the Fund and that pay interest that (i) is exempt from federal income taxes and (ii) is not taxable under the federal alternative minimum tax applicable to individuals. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

Under normal market conditions, the Fund will primarily invest in short-term US dollar-denominated debt securities including: US municipal bonds, notes, variable rate demand notes, tender option bonds, floating rate notes, industrial development bonds, pre-refunded bonds and commercial paper. The Fund may also, to a limited extent, invest in repurchase agreements and securities subject to the alternative minimum tax or in debt securities subject to federal income tax. Although the Fund may invest in securities with any maturity or duration, the Fund generally seeks to maintain a weighted average maturity of 90 days or less.

The Fund uses a Sub-Adviser to manage Fund assets under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Through analysis of both macroeconomic factors and individual company attributes, the Sub-Adviser seeks to invest in securities that are marketable and liquid, offer competitive yields, and are of issuers that represent low credit risk. In selecting securities, the Sub-Adviser considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.

The Fund is not a money market fund and does not seek to maintain a stable net asset value.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 0.97% (12/31/2023) Worst Quarter: 0.00% (06/30/2021)

Best Quarter: 0.97% (12/31/2023) Worst Quarter: 0.00% (06/30/2021)

Average Annual Total Returns (for the periods ended December 31, 2025)

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Free Conservative Income Fund — Class Y	1 Year	5 Years	Since Inception (4/22/2016)
Return Before Taxes	2.71%	2.07%	1.48%
Return After Taxes on Distributions	2.70%	2.06%	1.48%
Return After Taxes on Distributions and Sale of Fund Shares	2.70%	2.05%	1.47%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.18%	3.17%	2.24%

Although the Fund's performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund may differ from an investment in U.S. Treasury bills. Among other things, Treasury bills are backed by the full faith and credit of the U.S. Government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund. Further, an investment in the Fund may potentially be more volatile than an investment in Treasury bills because of the breadth and types of securities and other instruments in which the Fund may invest.